Transactions with Related Parties - Schedule of Loans from Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 550,000	$ 552,426
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	500,000	502,205
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 50,000	$ 50,221